Income Taxes - Components of (Loss) Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Domestic	$ (134,020)	$ (73,271)	$ (39,860)
Foreign	(78)	(3,085)	(6,829)
Net income (loss)	$ (134,098)	$ (76,356)	$ (46,689)